Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
C000177590_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.41%
C000177590_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.85%
C000177590_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.20%
C000103357_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.03%
C000103357_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.93%
C000103357_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.49%
C000103355_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.50%
C000103355_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.03%
C000103355_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.28%
C000103359_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.50%
C000103359_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.03%
C000103359_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.28%
C000211233_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.50%
C000211233_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.03%
C000211233_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.83%
C000100045_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.41%
C000100045_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.85%
C000100045_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.98%
C000177590_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® 500 Index Fund
C000177590_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,000
C000177590_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 11,691
C000177590_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 12,236
C000177590_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 13,248
C000177590_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 17,395
C000177590_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 20,245
C000177590_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 18,680
C000177590_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							$ 24,376
C000177590_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 28,858	$ 28,858	$ 28,858	$ 28,858	$ 28,858	$ 28,858
C000177590_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000177590_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000177590_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,696
C000177590_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,243
C000177590_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,246
C000177590_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										17,391
C000177590_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									20,242
C000177590_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								18,685
C000177590_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							24,375
C000177590_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 28,861	$ 28,861	28,861	$ 28,861	28,861	$ 28,861
C000177590_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.39%
C000177590_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.85%
C000177590_NoLoadClassMember_2024-03-01_2025-02-28Member
Account Value [Line Items]
Average Annual Return, Percent	14.20%
C000103357_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® International Index Fund
C000103357_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,000
C000103357_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 8,488
C000103357_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														9,834
C000103357_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,783
C000103357_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,144
C000103357_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,208
C000103357_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,614
C000103357_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									13,997
C000103357_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								13,568
C000103357_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							15,598
C000103357_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 17,076	$ 17,076	17,076	17,076	17,076	$ 17,076
C000103357_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
C000103357_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000103357_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															8,496
C000103357_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														9,854
C000103357_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,861
C000103357_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,169
C000103357_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,131
C000103357_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,656
C000103357_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									14,069
C000103357_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								13,656
C000103357_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							15,657
C000103357_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 17,071	$ 17,071	17,071	17,071	$ 17,071	$ 17,071
C000103357_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.47%
C000103357_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.79%
C000103357_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.50%
C000103355_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Extended Market Index Fund
C000103355_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000103355_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															8,517
C000103355_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,292
C000103355_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,687
C000103355_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,545
C000103355_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,545
C000103355_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										21,161
C000103355_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,769
C000103355_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,639
C000103355_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,995
C000103355_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 23,468	$ 23,468	23,468	23,468	$ 23,468	$ 23,468
C000103355_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Dow Jones U.S. Completion Total Stock Market Index℠
C000103355_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000103355_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															8,502
C000103355_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,247
C000103355_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													12,622
C000103355_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												13,447
C000103355_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											13,442
C000103355_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										20,997
C000103355_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									19,603
C000103355_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								17,455
C000103355_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							20,720
C000103355_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	23,145	23,145	23,145	23,145	23,145	$ 23,145
C000103355_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Dow Jones U.S. Total Stock Market Index℠
C000103355_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000103355_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,207
C000103355_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,625
C000103355_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,512
C000103355_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,187
C000103355_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,147
C000103355_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										20,525
C000103355_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,974
C000103355_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								21,082
C000103355_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							27,112
C000103355_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 31,857	$ 31,857	31,857	31,857	$ 31,857	$ 31,857
C000103355_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.78%
C000103355_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.62%
C000103355_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.91%
C000103355_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.70%
C000103355_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.48%
C000103355_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.75%
C000103359_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Total Market Index Fund
C000103359_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000103359_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,209
C000103359_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,633
C000103359_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,523
C000103359_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,201
C000103359_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,163
C000103359_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										20,545
C000103359_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,998
C000103359_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								21,109
C000103359_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							27,159
C000103359_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 31,912	$ 31,912	31,912	31,912	$ 31,912	$ 31,912
C000103359_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Dow Jones U.S. Total Stock Market Index℠
C000103359_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000103359_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,207
C000103359_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,625
C000103359_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,512
C000103359_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,187
C000103359_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,147
C000103359_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										20,525
C000103359_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									22,974
C000103359_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								21,082
C000103359_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							27,112
C000103359_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 31,857	$ 31,857	$ 31,857	31,857	$ 31,857	$ 31,857
C000103359_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.50%
C000103359_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.05%
C000103359_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.30%
C000211233_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Total Market Index Fund
C000211233_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000211233_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,138
C000211233_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,743
C000211233_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									15,375
C000211233_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								14,116
C000211233_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							18,167
C000211233_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 21,343	$ 21,343	$ 21,343	21,343	$ 21,343	21,343
C000211233_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Total Stock Market Index℠
C000211233_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,000
C000211233_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,141
C000211233_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,741
C000211233_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									15,381
C000211233_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								14,115
C000211233_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							18,151
C000211233_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 21,329	$ 21,329	$ 21,329	21,329	21,329	$ 21,329
C000211233_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.48%
C000211233_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.06%
C000211233_NoLoadClassMember_2024-03-01_2025-02-28Member
Account Value [Line Items]
Average Annual Return, Percent	13.84%
C000100045_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® 500 Index Fund
C000100045_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,000
C000100045_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,381
C000100045_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,723
C000100045_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													13,725
C000100045_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												14,366
C000100045_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											15,542
C000100045_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										20,404
C000100045_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									23,745
C000100045_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								21,914
C000100045_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value							28,587
C000100045_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 33,843	$ 33,843	33,843	33,843	33,843	$ 33,843
C000100045_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000100045_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,000
C000100045_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 9,381
C000100045_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 11,724
C000100045_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 13,729
C000100045_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 14,371
C000100045_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 15,549
C000100045_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 20,414
C000100045_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 23,759
C000100045_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 21,932
C000100045_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value							$ 28,611
C000100045_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 33,877	$ 33,877	$ 33,877	$ 33,877	$ 33,877	$ 33,877
C000100045_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.39%
C000100045_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.84%
C000100045_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.97%